Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	156,207,279.03	12,842
Yield Supplement Overcollateralization Amount 01/31/18	2,865,699.59	0
Receivables Balance 01/31/18	159,072,978.62	12,842
Principal Payments	7,525,864.54	257
Defaulted Receivables	420,907.23	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	2,640,768.99	0
Pool Balance at 02/28/18	148,485,437.86	12,559

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	20.07%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	32.47

Delinquent Receivables:
Past Due 31-60 days	2,915,248.33	187
Past Due 61-90 days	863,103.08	62
Past Due 91-120 days	169,605.82	13
Past Due 121+ days	0.00	0
Total	3,947,957.23	262

Total 31+ Delinquent as % Ending Pool Balance	2.66%

Recoveries	323,403.85

Aggregate Net Losses/(Gains) - February 2018	97,503.38

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.74%
Prior Net Losses Ratio	0.48%
Second Prior Net Losses Ratio	0.87%
Third Prior Net Losses Ratio	0.36%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.49%

Flow of Funds	$ Amount

Collections	8,358,916.13
Advances	(9,519.66)
Investment Earnings on Cash Accounts	9,781.04
Servicing Fee	(132,560.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,226,616.69

Distributions of Available Funds
(1) Class A Interest	178,666.07
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	497,082.56
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,224,758.61
(7) Distribution to Certificateholders	300,932.45
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,226,616.69

Servicing Fee	132,560.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 02/15/18	148,982,520.42
Principal Paid	7,721,841.17
Note Balance @ 03/15/18	141,260,679.25

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2a
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2b
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-3
Note Balance @ 02/15/18	49,762,520.42
Principal Paid	7,721,841.17
Note Balance @ 03/15/18	42,040,679.25
Note Factor @ 03/15/18	20.6081761%

Class A-4
Note Balance @ 02/15/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	84,410,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	14,810,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	203,843.07
Total Principal Paid	7,721,841.17
Total Paid	7,925,684.24

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.58750%
Coupon	1.86750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	55,568.15
Principal Paid	7,721,841.17
Total Paid to A-3 Holders	7,777,409.32

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2886396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9340449
Total Distribution Amount	11.2226845

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2723929
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.8521626
Total A-3 Distribution Amount	38.1245555

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	64.37
Noteholders' Principal Distributable Amount	935.63

Account Balances	$ Amount

Advances
Balance as of 01/31/18	42,176.18
Balance as of 02/28/18	32,656.52
Change	(9,519.66)

Reserve Account
Balance as of 02/15/18	1,806,189.65
Investment Earnings	1,740.63
Investment Earnings Paid	(1,740.63)
Deposit/(Withdrawal)	-
Balance as of 03/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65